File No. 33-46434
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 12
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on December 13, 1996) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      9,372,400 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $111,880,213.28**
  * Estimated solely for the purpose of calculating the registration fee, at $11.94 per unit.
  G. Amount of filing fee, computed at one-thirty-third of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1995 is 9,344,767. There have been no previous filings of post-effective amendments during the current fiscal year 9,344,767 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                     PAINEWEBBER EQUITY TRUST, GROWTH STOCK
                                    SERIES 12
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.

        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.

  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.

  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.

  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

              PaineWebber Equity Trust
Growth Stock Series Twelve
            (Information Highway Portfolio)
5,938,300 Units

 The investment objective of this Trust is to provide for capital appreciation through an investment in equity stocks having, in the Sponsor's opinion on the Date of Deposit, an above average potential for capital appreciation.
The value of the Units will fluctuate with the value of the portfolio of underlying securities.

 The minimum purchase is 100 Units, except that the minimum purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is 25 Units. Only whole
Units may be purchased.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST
HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE
ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN
ACQUIRED BY THE SPONSOR EITHER BY PURCHASE FROM
THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR
IN THE SECONDARY MARKET.

   SPONSOR:
      PaineWebber
    Incorporated
        Read and retain this prospectus for
future reference.

Prospectus dated December 13, 1996

Essential Information Regarding The Trust

 The Trust. The objective of the PaineWebber
Equity Trust, Growth Stock Series 12 (the
"Trust") is to provide for capital appreciation through an investment in equity stocks which have, in the Sponsor's opinion, on the Initial
Date of Deposit, an above-average potential for capital appreciation (the "Stocks").

 The Trust will seek to achieve its objective of capital appreciation through an investment in a diversified portfolio of Stocks representing companies engaged in providing electronic information. The Stocks have been selected by PaineWebber.

 PaineWebber believes that the explosion in the provision of electronic information occurring during the last decade which generated strong performances for certain companies in the semiconductor, telecommunications, cable TV, software and entertainment industries, will continue to provide strong growth potential to those companies centrally involved with the "information highway". PaineWebber uses the term
"information highway" to describe the integration of television, telephone, radio, computer, and other methods of disseminating, transmitting and storing electronic information for both household and business use on a national and global basis.

 Three key dimensions of the rapid expansion in the digital information area have been identified by PaineWebber as having immediate or near term impact on the growth potential of companies in the industries identified above. These are: (1) the continued rapid expansion of electronic information gathering and dissemination in the business world, (2) the accelerated development of the 150-500 channel cable TV system and (3) the onset of CD ROM use. PaineWebber believes that, during the life of the Trust, electronic communication used by the business world will continue to grow rapidly, driven both by technological change and the globalization of business activity. In addition to facsimile trans-missions, the business world is expected to use video conferencing techniques and equipment to save both travel time and costs. Hand in hand with these developments will be the continued, rapid expansion of cellular telecommunications and long distance telecommunications.
International telecommunication services are especially likely to experience growth in developing markets such as those of China and Latin America, and in the European Community, where deregulation, expected in 1998, will permit users to choose more innovative and sophisticated services.

 Further, PaineWebber also believes that during the life of the Trust there will be an expansion in the number of cable TV channels available to the average American household. Companies involved in upgrading the basic cable system itself, as well as those engaged in manufacturing or providing the cable converter box, will stand to profit from the cable TV expansion. Similarly, companies involved in electronic retailing and entertainment may be positioned to take advantage of the increased consumer exposure that 150-500 cable TV will provide.

 Similarly, in PaineWebber's opinion, the combination of attractive pricing and industry-wide accepted standards have made CD ROM systems very likely to proliferate rapidly during the life of the Trust. PaineWebber believes that CD
ROM systems will follow the pattern of CD players and VCRs, gathering sales momentum as lower hardware prices, wider selection of titles and improvements in the underlying CD ROM technology become available to the average retail consumers.

 Taking these three factors discussed above into account, PaineWebber has selected certain industries which it believes will benefit from the expansion of the "information highway". Long distance telecommunications firms such as AT&T and MCI, cable TV companies such as Time-Warner and Tele-communications Inc., entertainment software firms such as Disney and Paramount, semiconductor and electronics firms like Intel and Motorola and cellular providers such as the Allen Group and Rogers Cantel are, in
PaineWebber's opinion, well-positioned to take advantage of this information expansion and the new evolving opportunities presented.

 Summary of Risk Factors. There are certain investment risks inherent in unit trust portfolios which hold equity securities. The securities may appreciate or depreciate in value or pay dividends depending on the full range of economic and market influences affecting corporate profitability, the financial condition of the issuers, the prices of equity securities, the condition of the stock markets in general and the prices of the stocks in particular. In addition, rights of common stock holders are generally inferior to those of holders of debt obligations or preferred stock. In addition, currency fluctuations may have an impact on the American Depositary Receipts in the Portfolio.
(See "The Trust--Risk Factors and Special
Considerations.") The Trust's portfolio has been diversified among the various industry groups involved in the information highway in an attempt to limit the risks inherent in owning a portfolio of stock which does not provide a broad base of industry groupings. Of the 16 stocks deposited in the Portfolio, 23.64% are long distance telecommunications companies, 9.60% are cable TV companies, 8.43% are entertainment software firms, 20.43% are semiconductor and electronic firms, 19.03% are cellular providers, .38% are metal processors and 18.49% are software firms.
There is no assurance, however, that such diversification will eliminate an investor's risk of earnings or market price volatility or trading liquidity. There can also be no assurance that the Trust portfolio will remain constant during the life of the Trust. Certain events might occur which could lead to the elimination of one or more Stocks from the Portfolio (see:
"Administration of the Trust--Portfolio Super-vision"), thereby reducing the diversity of the Trust's investments.

 Additional Deposits. After the initial deposit on the Initial Date of Deposit the Sponsor may, from time to time, cause the deposit of additional Securities in the Trust where additional Units are to be offered to the public, maintaining the original percentage relationships between the number of shares of Stock deposited on the Initial Date of Deposit, subject to cer-tain adjustments. (See "The Trust".)

 Termination. Unless advised to the contrary by the Sponsor, the Trustee will begin to sell the Securities held in the Trust twenty days prior to the Mandatory Termination Date. Moneys held upon such sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate approximately five years after the Initial Date of Deposit regardless of market conditions at the time. (See "Termination of the Trust" and "Federal Income Taxes".)

 Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund
Evaluation by the number of Units outstanding and then adding a sales charge of 3.00% of the Public
Offering Price (3.09% of the net amount
invested). The sales charge is reduced on a graduated scale for volume purchasers and is reduced for certain other purchasers. (See
"Public Offering of Units--Public Offering
Price".)

 Distributions. The Trustee will make
distributions on the Distribution Dates. (See
"Distributions" and "Administration of the Trust-
-Reinvestment".) Upon termination of the Trust, the Trustee will distribute to each Unitholder of record on such date his pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order plus the applicable sales charge. (See "Public Offering of Units--
Public Offering Price" and "Valuation".) If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption.
With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units
"in kind" by distributing Securities to the redeeming Unitholder. (See "Redemption".)

                 THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created under New
York law by the Sponsor pursuant to a Trust
Indenture and Agreement* (the "Indenture") dated as of the Date of Deposit, between PaineWebber
Incorporated, as Sponsor and Investors Bank &
Trust Company and The First National Bank of
Chicago, N.A., as Co-Trustees (the "Trustee").
The objective of the Trust is capital
appreciation through an investment in equity stocks having, in Sponsor's opinion on the Date of Deposit, potential for capital appreciation.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Stocks was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.
With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the Securities in the Trust
(determined by reference to the number of shares of Stock). The Sponsor may, from time to time, cause the deposit of additional Securities in the Trust when additional Units are to be offered to the public, maintaining the original percentage relationship between the Securities deposited on the Initial Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses). The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a sale or maturity of Security or to reflect a merger or reorganization. Stock dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be distributed on the next Income Account
Distribution Date.

RISK FACTORS AND SPECIAL CONSIDERATIONS

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board

_____________
 * Reference is hereby made to said Trust
Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an is-suer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stock in the Trust may be expected to fluctuate over the life of the Trust.

 In addition, there are investment risks common to all equity issues. The Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular. Certain of the Stocks in the Trust are additional risks.
American Depositary Receipts ("ADRs") evidence
American Depositary Shares which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary.
Currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and as a result, are likely to affect the value of ADRs and the value of any dividends actually received by the Trust.
In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares.
Therefore, investment in this Trust should be made with an understanding that the value of the ADRs may fluctuate with fluctuations in the values of the particular foreign currency relative to the U.S. dollar. There is no assurance that the Trust's objective will be achieved. (The Stocks may be referred to as "Securities" herein.) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if additional Units are issued by the Trust (through the deposit of additional
Securities for purposes of the sale of additional
Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining
Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)

 Investors should note that the Trust contains stock issued by AT&T Corporation ("AT&T"). The company has restructured by dividing AT&T
Corporation into three separate companies under different management. As of September 30, 1996, the company spun off Lucent Technologies and as of December 31, 1996, the company intends to spin off NCR Corporation. The Trust has received shares of each of the newly created companies. It is the current intention of the Trust to retain such shares of the newly created companies in the Trust Portfolio.

 In the event a contract to purchase a Stock to be deposited on the Date of Deposit fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the
Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred. The distribution will be made twenty days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See
"Administration of the Trust--Portfolio
Supervision".)

              FEDERAL INCOME TAXES

 In the opinion of Orrick, Herrington & Sutcliffe
LLP, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale or exchange) or when the Unitholder redeems or sells its Units. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security in order to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust, and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and Treasury regulations promulgated thereunder as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each
Unitholder is advised to consult its own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends from common stocks, interest from Treasury Obligations, gains or losses upon sales of Securities by the Trust and a pro rata share of the expenses of the Trust.

 Distributions with respect to common stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation, will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates. Corporate
Unitholders may be entitled to the dividends-received deduction discussed below.

 To the extent distributions with respect to a common stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends.
Rather, they would be treated as a tax free re-turn of capital and would reduce a Unitholder's tax cost for such common stock. After such tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from sale of common stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units will exceed amounts distributed since taxable income would include amounts that are not distributed to Unitholders but are used by the Trust to pay expenses.

 Corporate Dividends-Received Deduction.
Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limitations provided in Sections 246 and 246A of the Code. The dividends-received deduction generally equals 70 percent of the amount of the dividend. As a result, the maximum effective tax rate on dividends received generally will be reduced from 35 percent to 10.5 percent. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.
The Clinton Administration has proposed a reduction in the dividends-received deduction from 70 percent to 50 percent and there have been, from time to time, other proposals to reduce such deduction. The Sponsor is unable to predict whether the Clinton administration proposal or any other proposal will be adopted during the life of the Trust.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Se-curities and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit. Such gain or loss will be capital gain or loss if the Unit and underlying Securi-ties were held as capital assets. Each Unitholder will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor.

 Withholding For Citizen or Resident Investors.
In the case of any noncorporate Unitholder that is a citizen or resident of the United States a 31 percent "backup" withholding tax will apply to certain distributions of the Trust unless the Unitholder properly completes and files under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to the federal income tax consequences of an investment in the Trust.
Unitholders may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the Federal, state and local tax consequences to it of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be pur-chased by persons who already have self-directed accounts established under tax-deferred retirement plans.

PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Stocks and any Treasury Obligations
(determined on the bid side of the market), next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price is computed by dividing the Trust
Fund Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See
"Valuation".)

 Sales charges for secondary market sales are set
forth below. A discount in the sales charge is
available to volume purchasers of Units due to
economies of scale in sales effort and sales
related expenses relating to volume purchases.
The sales charge applicable to volume purchasers
of Units is reduced on a graduated scale for
sales to any person of at least $50,000 or 5,000
Units, applied on whichever basis is more favor-
able to the purchaser.
Secondary Market From October 1, 1995         Secondary Market on and After
      Through September 30, 1996                    October 1, 1996
Percent of                                  Percent of
Public               Percent of               Public             Percent of
Offering            Net Amount                Offering          Net Amount
Price                 Invested                Price               Invested
3.00%                   3.09%                 2.00%                2.04%
 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge of $5.00 per 100 Units.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund (the "PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California
Series"); The Corporate Bond Trust (the
"Corporate Series"); PaineWebber Pathfinder's
Trust (the "Pathfinder's Trust"); the PaineWebber
Federal Government Trust (the "Government
Series"); The Municipal Bond Trust, Insured
Series (the "Insured Series"); or the PaineWebber
Equity Trust (the "Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per Unit, per 100 Units in the case of a trust whose Units cost ap-proximately $10 or per 1,000 units in the case of a trust whose Units cost approximately one dollar. Unitholders of this Trust are not eligible for the Exchange Option into an Equity
Trust, Growth Stock Series designated as a rollover series for the 30 day period prior to termination of the Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange
Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option. Each Exchange
Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual
Retirement Accounts. A Unitholder who purchased
Units of a series and paid a per Unit, per 100
Unit or per 1,000 Unit sales charge that was less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange
Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole Units only. Any excess proceeds from Unitholders' Units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss at the time of exchange. However, under the position taken by the Internal Revenue Service in Revenue
Ruling 81-204 (relating to the exchange of pools of residential mortgage loans by several savings and loan associations), an exchange of units for units of any other similar series of an Exchange
Trust, may not constitute a taxable event if the units exchanged do not differ materially either in kind or in extent from each other or if the exchange has no significant economic or business purpose or utility apart from the anticipated tax consequences. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time with notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts from the Sponsor.
If Units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed documents. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge.
Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

 For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a cur-rent price of $890 per Unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of Units, the proceeds from the Unitholder's Units would aggre-gate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four Units in the Exchange Trust for a total cost of $3,620 ($3,560 for the Units and $60 for the sales charge). If all 3,000 Units were tendered, the remaining $280 would be returned to the Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a
"Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange
Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange Option (except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust.
Any dealer other than PaineWebber must certify that the purchase of the units of the Exchange
Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion
Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000
Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange
Option section herein.

 Distribution of Units. The minimum purchase in the initial public offering is 100 Units, except that the minimum purchase is 25 Units for purchases made in connection with Individual
Retirement Accounts or other tax-deferred retire-ment plans. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $.30 per Unit at the highest sales charge, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities
Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States and does not intend to sell Units to persons who are non-resident aliens.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain such a market at any time, and from time to time, without notice.
In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption."

 The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has
purchased in the secondary market if it
determines for any reason that it is undesirable to continue to hold these Units in their inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in their inventory, the salability of the Units and their estimate of the time required to sell the Units and general market conditions.

 A Unitholder who wishes to dispose of his Units should inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see
"Redemption").

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Stocks to the Sponsor and the price at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the Trustee as described under "Valuation". The cost of Stock to the Sponsor includes the amount paid by the Sponsor for brokerage commissions. These amounts are not an expense of the Trust.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units

                 REDEMPTION

 Units may be tendered to Investors Bank & Trust
Company for redemption at its Office in person, or by mail at 89 South Street, Boston, MA 02111 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee. If the Units are represented by a certificate it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder.
Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by a national bank or trust company, or by a member of the New York, Midwest or Pacific Stock Exchange, or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units ten-dered to the Trustee for redemption will be canceled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation".)

 A redemption request is deemed received on the business day (see, "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00 p.m., it is deemed received on the next business day. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell
Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given, Treasury Obligations, if any, will be sold first, thereafter, Stock will be sold pro rata, to the extent possible and if not possible Stocks having the greatest amount of capital appreciation will be sold first. (See
"Administration of the Trust".) However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units
"in kind" by distributing Securities to the redeeming Unitholder. When Stocks are so distributed, a proportionate amount of each Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The
Sponsor may direct the Trustee to redeem Units
"in kind" even if it is then maintaining a secondary market in Units of the Trust.
Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Stock distrib-uted into cash. The availability of redemption
"in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933, as amended.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value
(the "Trust Fund Evaluation") per Unit at the
Valuation Time set forth under "Summary of Essential Information Regarding the Trust" (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust, income accrued and interest received, if any, on Treasury Obligations but not distributed or held for distribution and dividends receivable on Stock trading ex-dividend
(other than any cash held in any reserve account established under the Indenture) and deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses) and other
Trust expenses. The per Unit Trust Fund
Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include New Year's Day, Washington's
Birthday, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas
Day and other days that the New York Stock
Exchange is closed.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner:

 (1) if the Stocks are listed on one or more national securities exchanges or on the National
Market System maintained by the National
Association of Securities Dealers Automated
Quotations System, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New
York Stock Exchange if the Stocks are listed thereon),

 (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation),

 (3) if the Stocks are not so listed or, if so listed and the principal market therefor is other than 14 on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or

 (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Stock in good faith on the bid side of the market or (d) by any combination thereof.
The tender of a Stock pursuant to a tender offer will not affect the method of valuing Stock.

 The Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations are the prices obtained from investment dealers or brokers (which may include the Sponsor) who customarily deal in Treasury
Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securities; or by appraisal; or by any combination of the above.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 On the business day prior to the Date of Deposit, the Public Offering Price per Unit
(which figure includes the sales charge) exceeded the Redemption Value (see "Essential
Information"). The prices of the Securities are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Indenture and this Prospectus, the initial fees of the Trustee, advertising expenses and expenses incurred in establishing the Trust, including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is not to exceed $.0025 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.0170 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $.0060 per Unit annually which include, but are not limited to certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the
Trust--Accounts"):

 (1) fees for the Trustee for extraordinary services;

 (2) expenses of the Trustee (including legal and auditing expenses) and of counsel;

 (3) various governmental charges;

 (4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders;

 (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or willful misconduct on its part;

 (6) brokerage commissions in connection with the sale of Securities; and

 (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as Sponsor is maintaining a secondary market
(including, but not limited to, legal, auditing and printing expenses).

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay entire amount of estimated expenses of the Trust. Therefore, Treasury
Obligations have been deposited in an amount sufficient to generate annual income needed to make up the shortfall from dividend payments. To the extent that dividends paid with respect to the Stocks and income generated by the Treasury
Obligations are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securities to meet the expenses of the Trust. Securities will be selected in the same manner as is set forth under "Redemption".

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a request, in writing with signature guaranteed by a national bank or trust company, or by a member firm of the NASD or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor.
Issued Certificates are transferable by
presentation and surrender to the Trustee at its Financial Product Services Office in Boston,
Massachusetts, properly endorsed or accompanied by a written instrument or instruments of transfer. Uncertificated Units are transferable by presentation to the Trustee at its Financial
Products Services Office of a written instrument of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur.
Mutilated certificates must be surrendered to the Trustee for replacement.

                DISTRIBUTIONS

 The Trustee will distribute dividends and interest, if any, from the Income Account on the quarterly Distribution Dates to Unitholders of record on the preceding Record Date.
Distributions from the Capital Account will be made on annual Distribution Dates to Unitholders of record on the preceding Record Date. See
"Essential Information" Whenever required for regulatory or tax purposes the Trustee will make special distributions of any dividends on special
Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.

 Upon termination of the Trust, each Unitholder of record on such date will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See
"Termination".)

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income Account dividends and interest, if any, on Securities in the Trust. All other receipts
(i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.') In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its Financial Products Services Office, including records of the names and addresses of Unitholders, a current list of underlying
Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the termination of the Trust, the Trustee will furnish each person who was a Unitholder at any time during such calendar year a report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for the Trust in the Income and Capital Accounts and any Reserves; (2) any
Securities sold and purchased; (3) amounts distributed to Unitholders; and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse market or credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security;

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 Securities may also be sold in the manner described under "The Trust". The Trustee may dispose of Securities where necessary to pay
Trust expenses or to satisfy redemption requests as directed by the Sponsor, and the proceeds of such sale may not be reinvested.

 Cash received upon the sale of Stock (including sales to meet redemption requests) and dividends received will not be reinvested and will be held in a non-interest bearing account until distribution on the next Distribution Date to Uni-tholders of record.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall:

 (1) reduce the interest in the Trust represented by a Unit or

 (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the de-posit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination
Date.

 Unless advised to the contrary by the Sponsor, approximately 20 days prior to the termination of the Trust, the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

SPONSOR

 The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues.
The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                  TRUSTEE

 The Co-Trustees are The First National Bank of
Chicago, a national banking association with its corporate trust office at One First National
Plaza, Suite 0126, Chicago, Illinois 60670-0126
(which is subject to supervision by the
Comptroller of the Currency, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System) and Investors Bank
& Trust Company, a Massachusetts trust company with its office at One Lincoln Plaza, 89 South
Street, Boston, Massachusetts 02111, telephone no. 1-800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve
System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is re-quired to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The financial statements, including the schedule of investments, of the Trust in this prospectus have been audited by Ernst & Young LLP, Independent Auditors, and have been included herein in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Orrick, Herrington &
Sutcliffe LLP, 666 Fifth Avenue, New York, New
York, as counsel for the Sponsor.

ESSENTIAL INFORMATION REGARDING THE TRUST
              As of August 31, 1996
Sponsor:  PaineWebber Incorporated
Co-Trustees:  Investors Bank & Trust Company and
  The First National Bank of Chicago
Date of Deposit: September 21, 1993
Aggregate Market Value of Securities in Trust:                              $58,850,915
Number of Units:                                                            5,938,300
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                                  1/5,938,300th
Calculation of Public Offering Price Per Unit*
Aggregate Value of Net Assets in Trust                                      $58,863,268
Divided by 5,938,300 Units                                                  $9.9125
Plus Sales Charge of 3.00% of Public Offering Price                         $.3066
Public Offering Price per Unit                                              $10.2191
Redemption Value per Unit:                                                  $9.9125
Excess of Public Offering Price over Redemption Value per Unit:             $.3066
Sponsor's Repurchase Price Per Unit:                                        $9.9125
Excess of Public Offering Price over Sponsor's Repurchase Price per Unit:   $.3066
Evaluation Time:                                                            4 P.M. New York Time
Distribution Dates* *:                                                      January 20, and quarterly thereafter
Record Dates:                                                               December 31, and quarterly thereafter
Mandatory Termination Date:                                                 September 20, 1998
Discretionary Liquidation Amount:                                           50% of the value of the Securities
                                                                            upon completion of the deposit of
                                                                            the Securities
Estimated Annual Expenses of the Trust* * *                                 $.0255 per Unit
    *  The Public Offering Price will be based
upon the value of the Stocks next computed
following receipt of the
   purchase order plus the applicable sales
charges. (See " Valuation " ).
   * * See " Distributions "
* * * See " Expenses of Trust ".

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES
TWELVE:
We have audited the accompanying statement of financial condition of The PaineWebber Equity
Trust, Growth Stock Series Twelve, including the schedule of investments, as of August 31, 1996 and the related statements of operations and changes in net assets for the years ended August
31, 1996 and 1995, and for the period from September 21, 1993 (date of deposit) to August
31, 1994. These financial statements are the responsibility of the Co-Trustees. Our respon-sibility is to express an opinion on these fi-nancial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, as shown in the statement of financial condition and schedule of investments, by correspondence with the Co-Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The
PaineWebber Equity Trust, Growth Stock Series
Twelve at August 31, 1996 and the results of its operations and changes in its net assets for the years ended August 31, 1996 and 1995, and for the period from September 21, 1993 to August 31,
1994, in conformity with generally accepted ac-counting principles.
                     ERNST & YOUNG LLP
New York, New York
December 2, 1996

            THE PAINEWEBBER EQUITY TRUST,
GROWTH STOCK SERIES TWELVE
           STATEMENT OF FINANCIAL CONDITION
                August 31, 1996
                  ASSETS
Common Stock - at market value (Cost $49,492,148)
(note 1 to schedule of investments)                 $58,850,915
Dividends receivable                                12,506
Cash                                                49,203
Total Assets                                        $58,912,624
           LIABILITIES AND NET ASSETS
Accrued expenses payable                                                     $49,356
Total Liabilities                                                            $49,356
Net assets (5,938,300 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                   $51,022,833
Less sales charge (note C)                                                   (1,530,685)
                                                                             49,492,148
Net unrealized market appreciation (note D)                                  9,358,767
Net amount applicable to unitholders                                         58,850,915
Undistributed investment income-net                                          10,892
Undistributed proceeds from securities sold                                  1,461
Net assets                                                                   58,863,268
Total liabilities and net assets                                             $58,912,624
Net asset value per unit                                                     $9.91
    See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
             GROWTH STOCK SERIES TWELVE
              STATEMENT OF OPERATIONS
                                                                                                       Period from
                                                                                                       September21,
                                                                                                       1993 (date of
                                                                      Year Ended        Year Ended     deposit) to
                                                                      August 31,        August 31,     August 31,
                                                                      1996              1995           1994
Operations:
Dividend Income                                                       $419,580          $699,193       $626,759
Total investment income                                               419,580           699,193        626,759
Less expenses:
Trustee's fees, expenses and evaluator's expense                      187,685           282,157        281,063
Total expenses                                                        187,685           282,157        281,063
Investment Income-net                                                 231,895           417,036        345,696
Realized and unrealized gain (loss) on investments-net:
Net realized gain (loss) on securities transactions                   4,447,139         (656,556)      (492,650)
Net change in unrealized market appreciation (depreciation)           (4,547,756)       17,949,037     (4,042,514)
Net realized and unrealized gain (loss) on investments                (100,617)         17,292,481     (4,535,164)
Net increase (decrease) in net assets resulting from operations       $131,278          $17,709,517    ($4,189,468)
    See accompanying notes to financial statements

            THE PAINEWEBBER EQUITY TRUST,
             GROWTH STOCK SERIES TWELVE
         STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       September21,
                                                                                                       1993 (date of
                                                                      Year Ended        Year Ended     deposit) to
                                                                      August 31,        August 31,     August 31,
                                                                      1996              1995           1994
Operations:
Investment income-net                                                 $231,895           $417,036       $345,696
Net realized gain (loss) on securities transactions                   4,447,139          (656,556)      (492,650)
Net change in unrealized market appreciation (depreciation)           (4,547,756)        17,949,037     (4,042,514)
Net increase (decrease) in net assets resulting from operations       131,278            17,709,517     (4,189,468)
Less: Distributions to Unitholders (Note E)
Principal                                                             ---                13,270,319      8,748,630
Investment Income                                                     203,055            431,667         358,537
Total Distributions                                                   203,055            13,701,986      9,107,167
Less: Units Redeemed By Unitholders (Note F)
Value of units redeemed at date of redemption                         27,382,311         41,183,301      5,068,783
Undistributed income at date of redemption                            4,230              15,026          909
Total Redemptions                                                     27,386,541         41,198,327      5,069,692
Decrease in net assets                                                (27,458,318)       (37,190,796)    (18,366,327)
Net Assets:
Beginning of Period                                                   86,321,586         123,512,382     2,887,500
Supplemental Deposits                                                 ---                ---             138,991,209
End Of Period                                                         $58,863,268        $86,321,586     $123,512,382
    See accompanying notes to financial statements

            NOTES TO FINANCIAL STATEMENTS
                August 31, 1996
(A) The financial statements of the Trust are prepared on the accrual basis of accounting.
Security transactions are
 accounted for on the date the securities are purchased or sold.
(B) Cost to investors represents the initial public offering price as of the date of deposit, and the value of units through supplemental deposits computed on the basis set forth under "Public Offering Price of Units".
(C) Sales charge in the Initial Public Offering period was 3.00% (3.09% of the net amount invested). See "Public
 Offering of Units - Sales Charge and Volume
Discount", for information relating to the secondary market.
(D) At August 31, 1996, the gross unrealized market appreciation was $17,487,349 and the gross unrealized market depreciation was ($8,128,582). The net
unrealized market appreciation was $9,358,767.
(E) Regular distributions of net income and principal receipts not used for redemption of units are made quarterly.
 Special distributions may be made as the Sponsor and Trustee deem necessary to comply with income tax regulations.
(F)  The following units were redeemed with
proceeds of securities sold as follows:

                                                                                             Period from
                                                                                             September 21,
                                                                                             1993 (date of
                                                         Year Ended        Year Ended        deposit) to
                                                         August 31,        August 31,        August 31,
                                                         1996              1995              1994
Total number of units redeemed                           2,742,000         4,753,000         586,700
Redemption amount                                        $27,386,541       $41,198,327       $5,069,692
The following units were sold through supplemental
deposits:
Number of units sold                                     ---               ---               13,720,000
Value of amount, net of sales charge                     ---               ---               $138,991,209

THE PAINEWEBBER EQUITY TRUST,
 GROWTH STOCK SERIES TWELVE
SCHEDULE OF INVESTMENTS
              As of August 31, 1996
COMMON STOCKS (100%)
Name of Issuer                                  Number of Shares       Market Value
Cable TV: (9.60%)
Liberty Media Group*                            34,653                 913,973
Tele-Communications, Inc.*                      137,738                2,048,853
Time Warner, Inc.                               80,494                 2,686,487
Cellular: (19.03%)
Allen Group, Inc.                               127,807                1,996,984
Nextel Communications, Inc.*                    88,778                 1,453,740
Rogers Cantel Mobil Communications, Inc.*       137,584                2,820,472
Vodafone Group plc ~                            130,180                4,930,568
Entertainment Software: (8.43%)
Walt Disney Company                             87,018                 4,960,026
Long Distance Telecommunication: (23.64%)
AT&T Corporation (2)                            56,766                 2,980,215
MCI Communications Corporation                  117,587                2,954,373
Telefonos de Mexico, S.A. ~                     67,676                 2,224,849
WorldCom, Inc.*                                 273,873                5,751,333
Metals: (.38%)
Transpro Inc                                    31,949                 223,643
Semiconductor and Electronics: (20.43%)
Intel Corporation                               102,911                8,213,584
Motorola, Inc.*                                 71,366                 3,809,160
Software: (18.49%)
Microsoft Corporation*                          88,838                 10,882,655
TOTAL INVESTMENTS                                                      $58,850,915
(1)   Valuation of Securities was made by the
Co-Trustees was made as described in "Valuation".
(2)   See "Special Considerations" herein.
  *    Non-income producing.
 ~    American Depositary Receipts.


CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered.
          EX-27       Financial Data Schedule
          EX-99.1     Consent of Independent Auditors
                         FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Equity Trust, Growth Stock Series 12 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
  Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of
  New York, and the State of New York on the 13th day of December,
  1996.
                       PAINEWEBBER EQUITY TRUST, GROWTH
                  STOCK SERIES 12
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 13th day of December, 1996.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.